Schedule of Components of Income (Loss) Before Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ (33,827)	$ (30,456)
Foreign	65	22
Total loss before income taxes	$ (33,762)	$ (30,434)